Commitments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2023	Jul. 01, 2022
Summary of Amounts Recognized in the Statement of Profit or Loss [Line Items]
Commitment subject to possible redemption	$ 187,356,000	$ 234,145,000	$ 0
Payments for share issuance costs, SPAC	0	4,665,000	$ 0
Gross obligation under put option	92,926,000	73,428,000
Unsecured Loan ("Loan Facility")
Summary of Amounts Recognized in the Statement of Profit or Loss [Line Items]
Borrowing facilities, maximum borrowing capacity				$ 100,000,000
Borrowings	0
Undrawn borrowing facilities	75,000,000
VBI
Summary of Amounts Recognized in the Statement of Profit or Loss [Line Items]
Gross obligation under put option	81,588,000	65,544,000			$ 60,900,000
Obligation under put option, noncontrolling interest premium	$ 5,400,000
Obligation under put option, excluding noncontrolling interest premium					$ 55,500,000
Minimum
Summary of Amounts Recognized in the Statement of Profit or Loss [Line Items]
Weighted average remaining contractual life of outstanding share options	15 months
Maximum
Summary of Amounts Recognized in the Statement of Profit or Loss [Line Items]
Weighted average remaining contractual life of outstanding share options	21 months
Patria Latin American Opportunity Acquisition Corp.
Summary of Amounts Recognized in the Statement of Profit or Loss [Line Items]
Commitment subject to possible redemption	$ 187,360,000	234,100,000
Payments for share issuance costs, SPAC		4,600,000
Payments for share issuance costs, SPAC, other offering costs	16,800,000
Payments for other share issuance costs	$ 6,200,000	$ 10,600,000